Class Y Shares | Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund
Investment Goal
The Fund seeks to provide a high level of current income.
Fund Fees & Expenses
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund Class Y
Management fees		0.68%
Other expenses (estimated for the current fiscal year)		1.38%
Interest expense (estimated for the current fiscal year)		0.22%
Total annual fund operating expenses		2.28%
Fee waiver and/or expense reimbursement	[1]	1.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.07%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.85% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2013 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.85% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for eighteen months and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Loomis Sayles Senior Floating Rate and Fixed Income Fund Class Y
1 year	109
3 years	535

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a combination of adjustable floating rate loans and other floating rate debt instruments issued by U.S. and non-U.S. corporations or other business entities and fixed-income securities, including derivatives that reference the returns of these instruments. Under normal market conditions, the Fund will invest at least 65% of its net assets (plus any borrowings made for investment purposes) in floating rate loans that either hold a senior position in the capital structure of the borrower, hold an equal ranking with other senior debt, or have characteristics (such as a senior position secured by liens with other senior debt) that the Adviser believes justify treatment as senior debt ("Senior Loans"). The Fund may invest in Senior Loans directly as an original lender or by assignment from a lender, or it may invest indirectly through participation agreements, interests in collateralized loan obligations (CLOs) and derivatives that reference such instruments. Derivatives that reference the returns of Senior Loans may pay returns at fixed rather than variable rates. The Fund's investments may also include, but are not limited to, subordinated loans, below investment-grade corporate bonds and investment-grade fixed-income debt securities. The fixed-income securities in which the Fund may invest include preferred stocks. The Fund may invest in pay-in-kind (PIK) securities and zero-coupon securities. The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its net assets (plus any borrowings made for investment purposes) in securities of other non-U.S. issuers, including up to 10% of its net assets (plus any borrowings made for investment purposes) in emerging market securities. Floating rate loans are debt obligations that have interest rates that adjust or "float" periodically (normally on a monthly or quarterly basis) based on a generally recognized base rate, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major U.S. banks. Floating rate loans are generally unrated or rated less than investment grade and may be subject to restrictions on resale. The Fund may invest without limit in securities of any rating, including those that are in default. The Fund has no requirements as to the range of maturities of the debt instruments in which it can invest or as to the market capitalization of the issuers of those instruments. The Fund can borrow up to one-third of the Fund's assets (including the amount borrowed) and use other techniques to purchase investments, to manage its cash flow or to redeem shares, a technique referred to as "leverage." The Fund may also use derivative instruments, including, but not limited to, futures contracts, forward contracts, swaps (including, among others, credit default swaps) and structured notes to try to increase the Fund's leverage, to enhance income, to hedge against fluctuations in interest rates or currency exchange rates, and/or as a substitute for the purchase or sale of securities. The Fund may also invest in Rule 144A securities, convertible securities, exchange-traded funds (ETFs), and mortgage-related securities, including adjustable rate mortgage securities and collateralized mortgage obligations, asset-backed securities, and U.S. government securities. The Fund may also engage in currency-related transactions. Except as provided above, the Fund is not limited in the percentage of its assets that it may invest in these instruments. When deciding which securities to buy and sell, the Adviser will consider credit quality and whether credit quality is improving or declining, as well as return potential, in the context of market and economic risks. In addition to security selection, the Adviser expects to use cycle evaluation in conjunction with sector rotation in an effort to enhance or offset cyclical influences. The Fund is "non-diversified." As a non-diversified fund, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers, as compared with other mutual funds that are diversified. With the exception of the 80% test described above, the percentage limitations set forth in this Fund Summary are not investment restrictions and the Fund may exceed these limits from time to time. In addition, when calculating these exposures, the Fund may use the notional value or an adjusted notional value of a derivative to reflect what the Adviser believes to be the most accurate assessment of the Fund's real economic exposure.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program.You may lose money by investing in the Fund. Below Investment-Grade Fixed-Income Securities Risk: This is the risk that the Fund's investments in below investment-grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities. Investments in below investment-grade fixed-income securities may result in greater NAV fluctuation than if the Fund did not make such investments.
Borrowing and Leverage Risk: Borrowing and other investment techniques that utilize leverage will increase the Fund's exposure to fluctuations in the prices of its assets and, therefore, the volatility of its share price. This magnifies the potential for gain and the risk of loss. Leverage may also cause the Fund to liquidate positions at unfavorable times or prices. The costs of leverage, such as interest on borrowed funds, will increase the Fund's expenses. Credit Risk: Credit risk is the risk that the issuer or the guarantor of a loan or fixed-income security, or the counterparty to a derivatives transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a Senior Loan. Senior Loans and other floating rate securities that are rated below investment-grade are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The value of loans made to such borrowers is likely to be more sensitive to adverse news about the borrower, markets or economy. The amount of public information available with respect to Senior Loans may be less extensive than that available for registered or exchange-listed securities. Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The Fund's use of derivatives such as futures contracts, forward contracts, structured notes and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward contracts, swaps and other over-the-counter ("OTC") traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Interest Rate Risk: Changes in interest rates may cause the value of the Fund's investments to decrease. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when prevailing interest rates rise. A period of low interest rates may cause the Fund to have a low yield, potentially reducing the value of your investment. Senior Loans typically have adjustable interest rates. As a result, it is expected that the values of Senior Loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. Senior Loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected, possibly requiring the Fund to re-invest in lower-yielding securities. The value of zero-coupon and PIK bonds may be more sensitive to fluctuations in interest rates than other fixed income securities. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies in which it invests in addition to its own expenses. Issuer Risk: The value of the Fund's investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's NAV. Senior Loan Risk: The risks associated with senior loans are similar to the risks of investing in below investment-grade securities. The senior loans in which the Fund expects to invest will generally not be rated investment grade by the rating agencies. Economic downturns generally increase non-payment rates and a senior loan could lose a substantial part of its value prior to default. Senior loans are subject to credit risk, and secured loans may not be adequately collateralized. The interest rates of senior loans reset frequently, and thus senior loans are subject to interest rate risk. Senior loans typically have less liquidity than investment grade bonds and there may be less public information available about them as compared to investment grade bonds. With limited exceptions, the Adviser will take steps intended to ensure that it does not receive material non-public information about the issuers of senior loans who also issue publicly traded securities, and therefore the Adviser may have less information than other investors about certain of the senior loans in which it seeks to invest. Investing in senior loan participations exposes the Fund to the credit of the counterparty issuing the participation in addition to the credit of the ultimate borrower.

Risk/Return Bar Chart and Table
Because the Fund is new and has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.